Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of share options [text block]
Set out below are summaries of RSUs, PSUs and stock option for 2025 and 2024:

	2025		2024
	Average exercise price (U.S. Dollars)	Number of options and RSUs and PSUs	Average exercise price (U.S. Dollars)	Number of options and RSUs and PSUs
At the beginning of the year	5.32	7,507,841	6.86	6,962,302
Granted during the year	0.002	1,905,684	1.76	2,446,559
Exercised during the year	6.89	(1,299,314)	0.50	(1,067,176)
Cancelled during the year	—	—	—	(4,158)
Forfeited during the year	13.18	(473,050)	13.96	(829,686)
At the end of the year	3.73	7,641,161	5.32	7,507,841
Vested and exercisable at the end of the year	7.84	1,652,474	8.73	1,167,552